Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Short-Term Borrowings
Total short-term borrowings	$ 10,333	$ 18,779
Retail Repurchase Agreements [Member]
Summary of Short-Term Borrowings
Securities sold under repurchase agreements	10,333	13,779
Brokerage Repurchase Agreements [Member]
Summary of Short-Term Borrowings
Securities sold under repurchase agreements		$ 5,000